Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net

Intangible assets, net consisted of the following:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Software	2,096,218	2,400,217	333,902
Less: accumulated depreciation	(101,350)	(313,505)	(43,613)
Intangible assets, net	1,994,868	2,086,712	290,289